Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Property and Equipment

Property and equipment consists of the following (in thousands):

	March 31, 2013	December 31, 2012
Machinery and equipment	$1072	$1,072
Computer equipment	347	347
Office equipment	225	225
Leasehold improvements	830	830

	2,474	2,474
Less: accumulated depreciation and amortization	(1,441)	(1,340)

Property and equipment, net	$1,033	$1,134

Property and equipment consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Machinery and equipment	$1,072	$969
Computer equipment	347	358
Office equipment	225	217
Leasehold improvements	830	816

	2,474	2,360
Less: accumulated depreciation and amortization	(1,340)	(940)

Property and equipment, net	$1,134	$1,420